Long-Term Debt - Components of Long-Term Debt (Details) $ in Thousands, € in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)
Debt Instrument [Line Items]
Total principal	$ 1,987,558		$ 1,810,374
Unamortized discount and debt issuance costs	(17,782)		(12,382)
Total debt	1,969,776		1,797,992
Less current portion	(135,901)		(552,404)
Long-term debt	1,833,875		1,245,588
U.S. Dollar-denominated Revolving Credit Facilities due from 2020 to 2022
Debt Instrument [Line Items]
Total principal	225,000		254,275
U.S. Dollar-denominated Term Loans due from 2020 to 2030
Debt Instrument [Line Items]
Total principal	1,212,504		935,286
Norwegian Kroner-denominated Bonds due from 2020 to 2023
Debt Instrument [Line Items]
Total principal	352,973		377,856
Euro-denominated Term Loans due from 2023 to 2024
Debt Instrument [Line Items]
Total principal	193,781	€ 169.0	232,957	€ 194.1
Other U.S. Dollar-denominated Loans
Debt Instrument [Line Items]
Total principal	$ 3,300		$ 10,000